Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.4%
Gaia, Inc.(a)	449,360	1,783,959
Playstudios, Inc.(a)	686,408	2,759,360
Total		4,543,319
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	1,780,174	2,634,658
Media 1.0%
Criteo SA, ADR(a)	238,930	6,068,822
Innovid Corp.(a)	700,610	1,863,623
Integral Ad Science Holding Corp.(a)	554,620	5,252,251
Total		13,184,696
Total Communication Services		20,362,673
Consumer Discretionary 11.7%
Auto Components 1.5%
Gentherm, Inc.(a)	93,688	6,048,497
Modine Manufacturing Co.(a)	506,533	6,645,713
Visteon Corp.(a)	54,330	6,931,422
Total		19,625,632
Distributors 0.1%
Educational Development Corp.	388,436	1,312,914
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	159,302	2,502,634
Stride, Inc.(a)	158,360	7,075,525
Total		9,578,159
Hotels, Restaurants & Leisure 0.2%
PlayAGS, Inc.(a)	580,480	2,751,475
Household Durables 3.7%
Cavco Industries, Inc.(a)	24,407	6,291,881
Century Communities, Inc.	96,920	4,959,396
Ethan Allen Interiors, Inc.	155,393	3,572,485
Hamilton Beach Brands Holding Co.	228,350	2,703,664
Legacy Housing Corp.(a)	234,843	3,189,168
Lifetime Brands, Inc.	223,005	2,399,534
Lovesac Co. (The)(a)	117,893	3,673,546
Meritage Homes Corp.(a)	113,707	10,040,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	372,093	6,891,162
Universal Electronics, Inc.(a)	138,297	3,837,742
Total		47,558,906
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc., Class A(a)	373,424	3,723,037
Overstock.com, Inc.(a)	187,320	5,432,280
Redbubble Ltd.(a)	3,358,020	2,788,681
ThredUp, Inc., Class A(a)	1,195,550	2,689,987
Total		14,633,985
Leisure Products 0.7%
Latham Group, Inc.(a)	462,340	2,538,246
Malibu Boats, Inc., Class A(a)	101,122	6,315,069
Total		8,853,315
Multiline Retail 0.2%
Big Lots, Inc.	137,332	2,772,733
Specialty Retail 0.8%
Brilliant Earth Group, Inc., Class A(a)	410,790	2,571,545
Urban Outfitters, Inc.(a)	400,830	8,208,999
Total		10,780,544
Textiles, Apparel & Luxury Goods 2.7%
Allbirds, Inc., Class A(a)	964,534	4,957,705
Canada Goose Holdings, Inc.(a)	276,330	5,410,541
Culp, Inc.	377,560	1,895,351
Fossil Group, Inc.(a)	748,919	4,515,982
Kontoor Brands, Inc.	142,600	5,204,900
Movado Group, Inc.	152,602	5,185,416
Steven Madden Ltd.	247,320	7,840,044
Total		35,009,939
Total Consumer Discretionary		152,877,602
Consumer Staples 3.3%
Beverages 1.0%
Boston Beer Co., Inc. (The), Class A(a)	18,240	6,939,043
MGP Ingredients, Inc.	61,593	6,478,352
Total		13,417,395
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	201,825	7,300,010
Columbia Small Cap Value Fund I | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.2%
Fresh Del Monte Produce, Inc.	235,154	6,986,425
TreeHouse Foods, Inc.(a)	187,420	8,137,777
Total		15,124,202
Household Products 0.2%
Oil-Dri Corp of America	88,700	2,673,418
Personal Products 0.3%
Honest Co., Inc. (The)(a)	1,346,949	4,498,809
Total Consumer Staples		43,013,834
Energy 4.6%
Energy Equipment & Services 2.3%
ChampionX Corp.	496,980	10,381,912
Expro Group Holdings NV(a)	394,922	4,810,150
Natural Gas Services Group, Inc.(a)	349,548	3,512,957
Newpark Resources, Inc.(a)	1,543,204	5,432,078
Pason Systems, Inc.	349,403	4,196,492
Profire Energy, Inc.(a)	1,371,526	1,604,686
Total		29,938,275
Oil, Gas & Consumable Fuels 2.3%
CVR Energy, Inc.	220,000	7,378,800
Equitrans Midstream Corp.	1,512,190	11,870,692
Talos Energy, Inc.(a)	327,580	6,207,641
W&T Offshore, Inc.(a)	1,017,361	5,056,284
Total		30,513,417
Total Energy		60,451,692
Financials 24.4%
Banks 14.8%
Ameris Bancorp	234,394	11,084,492
Bank of Marin Bancorp	133,445	4,366,320
BankUnited, Inc.	331,556	12,880,951
Banner Corp.	159,401	9,881,268
Brookline Bancorp, Inc.	509,330	7,044,034
Capital Bancorp, Inc.	211,360	5,281,886
Capital City Bank Group, Inc.	173,902	5,632,686
Central Pacific Financial Corp.	192,781	4,565,054
Central Valley Community Bancorp	166,290	2,782,032
Community Trust Bancorp, Inc.	142,136	6,158,753
First BanCorp	785,916	11,859,472
Common Stocks (continued)
Issuer	Shares	Value ($)
First BanCorp	163,118	6,178,910
First Community Corp.	203,686	3,717,270
First Financial Corp.	109,530	5,117,242
Heritage Financial Corp.	267,784	6,967,740
Hilltop Holdings, Inc.	333,050	9,608,492
HomeStreet, Inc.	124,907	4,657,782
Northrim BanCorp, Inc.	148,076	6,167,365
OFG Bancorp	305,151	8,382,498
Plumas Bancorp	102,991	3,203,020
Popular, Inc.	131,184	10,189,061
Riverview Bancorp, Inc.	430,855	3,171,093
Sierra Bancorp	175,597	3,942,153
Southern First Bancshares, Inc.(a)	122,115	5,464,646
Towne Bank	319,124	9,532,234
UMB Financial Corp.	162,266	14,685,073
Washington Federal, Inc.	316,700	10,808,971
Total		193,330,498
Capital Markets 0.6%
StoneX Group, Inc.(a)	97,639	8,507,286
Consumer Finance 1.2%
Ezcorp, Inc., Class A(a)	1,191,760	9,581,750
PROG Holdings, Inc.(a)	352,707	6,496,863
Total		16,078,613
Diversified Financial Services 0.3%
Alerus Financial Corp.	152,832	3,765,781
Insurance 3.5%
American Equity Investment Life Holding Co.	280,522	10,536,406
Employers Holdings, Inc.	123,644	4,909,903
Global Indemnity Group LLC	213,903	5,711,210
Horace Mann Educators Corp.	129,281	4,427,874
Mercury General Corp.	144,150	6,044,210
National Western Life Group, Inc., Class A	35,244	7,119,288
ProAssurance Corp.	302,734	6,699,504
Total		45,448,395

2	Columbia Small Cap Value Fund I | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 4.0%
Essent Group Ltd.	261,680	10,927,757
MGIC Investment Corp.	732,935	10,363,701
NMI Holdings, Inc., Class A(a)	376,617	7,133,126
Provident Financial Holdings, Inc.	200,140	2,912,037
Radian Group, Inc.	565,360	12,647,103
Territorial Bancorp, Inc.	168,130	3,766,112
Western New England Bancorp, Inc.	526,594	4,634,027
Total		52,383,863
Total Financials		319,514,436
Health Care 8.4%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.(a)	211,632	3,108,874
ChemoCentryx, Inc.(a)	70,030	1,654,109
Coherus Biosciences, Inc.(a)	457,437	3,874,491
Eiger BioPharmaceuticals, Inc.(a)	154,186	1,339,876
Insmed, Inc.(a)	273,980	6,060,438
Iovance Biotherapeutics, Inc.(a)	468,316	5,455,881
Natera, Inc.(a)	137,930	6,482,710
Novavax, Inc.(a)	55,650	3,033,482
Replimune Group, Inc.(a)	117,974	2,274,539
Sage Therapeutics, Inc.(a)	221,940	7,636,955
SpringWorks Therapeutics, Inc.(a)	42,450	1,268,406
Travere Therapeutics, Inc.(a)	80,310	1,890,497
uniQure NV(a)	200,540	5,083,689
Zentalis Pharmaceuticals, Inc.(a)	108,320	3,162,944
Total		52,326,891
Health Care Equipment & Supplies 0.5%
Inogen, Inc.(a)	243,601	6,776,980
Health Care Providers & Services 1.2%
Encompass Health Corp.	240,130	12,155,380
Enhabit, Inc.(a)	213,125	3,731,819
Total		15,887,199
Health Care Technology 0.2%
Sharecare, Inc.(a)	1,976,297	2,826,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.5%
Aerie Pharmaceuticals, Inc.(a)	212,770	1,491,518
ANI Pharmaceuticals, Inc.(a)	123,434	4,227,615
Perrigo Co. PLC	276,960	11,596,315
Satsuma Pharmaceuticals, Inc.(a)	483,582	2,190,626
Supernus Pharmaceuticals, Inc.(a)	276,705	8,785,384
Taro Pharmaceutical Industries Ltd.(a)	112,283	4,007,380
Tarsus Pharmaceuticals, Inc.(a)	1,870	28,087
Total		32,326,925
Total Health Care		110,144,100
Industrials 17.6%
Aerospace & Defense 2.9%
Aerojet Rocketdyne Holdings, Inc.(a)	182,716	7,982,862
Curtiss-Wright Corp.	76,200	10,930,128
Maxar Technologies, Inc.	323,080	8,878,239
Moog, Inc., Class A	110,480	9,461,507
Total		37,252,736
Air Freight & Logistics 0.1%
Radiant Logistics, Inc.(a)	268,851	1,949,170
Airlines 0.4%
JetBlue Airways Corp.(a)	617,250	5,197,245
Building Products 1.7%
Caesarstone Ltd.	364,214	3,270,642
Resideo Technologies, Inc.(a)	348,949	7,854,842
UFP Industries, Inc.	125,605	11,582,037
Total		22,707,521
Commercial Services & Supplies 0.9%
Healthcare Services Group, Inc.	356,239	5,108,467
HNI Corp.	184,860	6,529,255
Total		11,637,722
Construction & Engineering 0.6%
MDU Resources Group, Inc.	283,040	8,086,453
Electrical Equipment 3.0%
Array Technologies, Inc.(a)	590,872	9,956,193
AZZ, Inc.	136,440	5,804,158
Encore Wire Corp.	85,441	11,831,015

Columbia Small Cap Value Fund I | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shoals Technologies Group, Inc., Class A(a)	282,703	6,680,272
Thermon(a)	289,050	4,500,508
Total		38,772,146
Machinery 3.6%
CIRCOR International, Inc.(a)	155,237	2,702,676
Gorman-Rupp Co.	135,678	4,165,315
Greenbrier Companies, Inc. (The)	165,020	5,250,936
Hurco Companies, Inc.	149,775	3,793,801
John Bean Technologies Corp.	55,740	6,260,159
LB Foster Co., Class A(a)	203,926	2,981,398
Manitex International, Inc.(a)	591,082	3,694,263
Mueller Industries, Inc.	172,730	11,629,911
Standex International Corp.	70,914	6,884,331
Total		47,362,790
Marine 0.9%
Costamare, Inc.	495,510	5,812,332
Kirby Corp.(a)	98,531	6,250,807
Total		12,063,139
Professional Services 1.0%
Korn/Ferry International	150,727	9,874,126
Red Violet, Inc.(a)	143,260	3,380,936
Total		13,255,062
Road & Rail 1.4%
Marten Transport Ltd.	380,065	8,194,201
Schneider National, Inc., Class B	374,918	9,496,673
Total		17,690,874
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	187,978	6,720,213
Textainer Group Holdings Ltd.	230,112	7,816,905
Total		14,537,118
Total Industrials		230,511,976
Information Technology 12.3%
Communications Equipment 2.2%
Applied Optoelectronics, Inc.(a)	1,126,567	1,937,695
Casa Systems, Inc.(a)	873,604	3,861,330
Digi International, Inc.(a)	184,490	5,256,120
KVH Industries, Inc.(a)	210,340	1,813,131
Common Stocks (continued)
Issuer	Shares	Value ($)
NETGEAR, Inc.(a)	178,030	4,589,613
Netscout Systems, Inc.(a)	316,184	11,249,827
Total		28,707,716
Electronic Equipment, Instruments & Components 4.2%
Airgain, Inc.(a)	292,817	2,418,668
Bel Fuse, Inc., Class B	253,770	6,275,732
ePlus, Inc.(a)	122,580	6,811,771
FARO Technologies, Inc.(a)	103,940	3,380,129
Knowles Corp.(a)	331,060	6,538,435
Luna Innovations, Inc.(a)	429,020	2,775,759
OSI Systems, Inc.(a)	91,130	8,809,537
Powerfleet, Inc.(a)	1,011,589	2,781,870
Vishay Intertechnology, Inc.	588,470	12,157,790
Vishay Precision Group, Inc.(a)	112,009	3,492,441
Total		55,442,132
IT Services 3.5%
Cass Information Systems, Inc.	126,022	4,594,762
DigitalOcean Holdings, Inc.(a)	143,730	5,890,055
EVERTEC, Inc.	128,970	5,028,540
IBEX Holdings Ltd.(a)	352,736	6,370,412
International Money Express, Inc.(a)	252,688	6,074,620
Kyndryl Holdings, Inc.(a)	477,059	4,994,808
Payoneer Global, Inc.(a)	1,199,668	6,406,227
Shift4 Payments, Inc., Class A(a)	172,567	6,286,616
Total		45,646,040
Semiconductors & Semiconductor Equipment 0.8%
Cohu, Inc.(a)	216,052	6,174,766
CyberOptics Corp.(a)	105,513	4,291,214
Total		10,465,980
Software 1.6%
Avaya Holdings Corp.(a)	927,670	833,604
BTRS Holdings, Inc.(a)	733,640	4,731,978
Cerence, Inc.(a)	175,561	4,945,554
Cognyte Software Ltd.(a)	808,134	3,644,684
Mitek Systems, Inc.(a)	288,401	3,137,803
Upland Software, Inc.(a)	257,285	2,912,466
Total		20,206,089
Total Information Technology		160,467,957

4	Columbia Small Cap Value Fund I | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.5%
Chemicals 1.0%
Aspen Aerogels, Inc.(a)	395,040	5,167,123
Tronox Holdings PLC, Class A	510,018	7,961,381
Total		13,128,504
Construction Materials 1.7%
Eagle Materials, Inc.	100,067	12,653,472
Summit Materials, Inc., Class A(a)	366,107	10,071,604
Total		22,725,076
Containers & Packaging 0.6%
Greif, Inc., Class A	112,439	7,940,442
Metals & Mining 3.8%
Ampco-Pittsburgh Corp.(a)	615,144	2,706,634
Capstone Copper Corp.(a)	1,960,351	4,424,204
Centerra Gold, Inc.	967,780	6,023,354
Commercial Metals Co.	408,800	16,196,656
ERO Copper Corp.(a)	560,749	5,548,155
Ferroglobe PLC(a)	539,147	3,315,754
Olympic Steel, Inc.	142,237	4,228,706
Torex Gold Resources, Inc.(a)	543,711	4,139,770
Universal Stainless & Alloy Products, Inc.(a)	311,506	2,647,801
Total		49,231,034
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	121,070	4,322,199
Glatfelter Corp.	389,057	2,388,810
Louisiana-Pacific Corp.	178,220	11,340,138
Total		18,051,147
Total Materials		111,076,203
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 5.7%
Highwoods Properties, Inc.	243,590	8,664,496
Hudson Pacific Properties, Inc.	537,270	8,080,541
Macerich Co. (The)	571,410	6,062,660
Outfront Media, Inc.	495,910	9,154,499
Common Stocks (continued)
Issuer	Shares	Value ($)
Pebblebrook Hotel Trust	479,301	9,375,127
PotlatchDeltic Corp.	239,353	11,735,478
RLJ Lodging Trust	831,271	10,382,575
Sunstone Hotel Investors, Inc.(a)	937,022	10,616,459
Total		74,071,835
Real Estate Management & Development 0.4%
Forestar Group, Inc.(a)	360,590	4,990,566
Total Real Estate		79,062,401
Utilities 0.9%
Gas Utilities 0.9%
National Fuel Gas Co.	115,000	8,319,100
RGC Resources, Inc.	175,089	3,538,549
Total		11,857,649
Total Utilities		11,857,649
Total Common Stocks (Cost $1,069,825,917)		1,299,340,523

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
U.S. Small Cap 0.4%
iShares Russell 2000 ETF	31,280	5,857,180
Total Exchange-Traded Equity Funds (Cost $5,325,170)		5,857,180

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 1.712%(b),(c)	3,543,763	3,541,992
Total Money Market Funds (Cost $3,541,497)		3,541,992
Total Investments in Securities (Cost: $1,078,692,584)		1,308,739,695
Other Assets & Liabilities, Net		(1,470,494)
Net Assets		1,307,269,201

Columbia Small Cap Value Fund I | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	4,496,306	224,357,699	(225,312,505)	492	3,541,992	(716)	19,541	3,543,763
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Small Cap Value Fund I | First Quarter Report 2022

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1QT287_04_M01_(09/22)